Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
NOTE 22: RECENT ACCOUNTING PRONOUNCEMENTS
In February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 will apply to both types of leases—capital (or finance) leases and operating leases. According to the new Accounting Standard, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnotes disclosures.
In February 2015, the FASB issued the ASU 2015-02, “Consolidation (Topic 810)—Amendments to the Consolidation Analysis”, which amends the criteria for determining which entities are considered VIEs, amends the criteria for determining if a service provider possesses a variable interest in a VIE and ends the deferral granted to investment companies for application of the VIE consolidation model. The ASU is effective for interim and annual periods beginning after December 15, 2015. Early application is permitted. The Company does not expect the adoption of this ASU to have a material impact on Company's results of operations, financial position or cash flows.
In January 2015, the FASB issued ASU 2015-01, “Income Statement Extraordinary and Unusual Items”. This standard eliminates the concept of extraordinary and unusual items from U.S. GAAP. The new standard is effective for annual and interim periods after December 15, 2015. Early adoption is permitted. Navios Acquisition plans to adopt this standard effective January 1, 2016. The adoption of the new standard is not expected to have a material impact on the Company's results of operations, financial position or cash flows.
In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties About an Entity's Ability to Continue as a Going Concern”. This standard requires management to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. Before this new standard, no accounting guidance existed for management on when and how to assess or disclose going concern uncertainties. The amendments are effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Company plans to adopt this standard effective January 1, 2017. The adoption of the new standard is not expected to have a material impact on the Company's results of operations, financial position or cash flows.
In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers” clarifying the method used to determine the timing and requirements for revenue recognition on the statements of operations. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance was originally effective for interim and annual periods beginning after December 15, 2016. On July 9, 2015, the FASB finalized a one-year deferral of the effective date for the new revenue standard. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. The Company is currently reviewing the effect of ASU No. 2014-09 on its revenue recognition.